TAXES ON INCOME (Reconciliation of Income Tax Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
TAXES ON INCOME [Abstract]
Income before taxes on income, net, as reported in the statements of operations from continuing operations	$ 1,768	$ 2,102	$ 481
Tax rates	25.00%	25.00%	24.00%
Theoretical tax expense (benefit)	442	526	115
Effect of different tax rates	27	25	19
U.S. state tax	35	26	8
Utilization of carry-forward tax losses for which valuation allowance was provided		(380)	(2)
Taxes in respect of previous years as a result of court ruling		1,415
Changes in provision for uncertain tax positions	1	(362)	6
Change in valuation allowance	148	(340)
Deferred taxes for which valuation allowance was provided	(218)	(174)	(136)
Taxes on income, net, as reported in the statements of operations	$ 435	$ 736	$ 10